Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Dates
31-Aug-2023
Actual/360 Days
31
30/360 Days
30
15-Sep-2023
15-Sep-2023
Collection Period No.
48
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
13-Sep-2023
14-Sep-2023
15-Sep-2023
15-Aug-2023
15-Aug-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
43,508,522.10
Principal
Payment
0.00
0.00
0.00
0.00
8,196,033.92
Ending
Balance
0.00
0.00
0.00
0.00
35,312,488.18
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
63.752597
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.274677
43,508,522.10
35,312,488.18
8,196,033.92
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
82,338,683.01
2,150,276.40
84,488,959.41
38,830,160.91
74,142,649.09
1,879,124.21
76,021,773.30
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
5.373290%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
73,964.49
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
0.575331
Interest & Principal
Payment
0.00
0.00
0.00
0.00
8,269,998.41
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
64.327928
$8,269,998.41
T
otal
$73,964.49

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
8,905,141.57
0.00
8,905,141.57
8,384,242.41
290,781.30
57,126.32
129,634.29
0.00
0.00
43,357.25
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
70,407.47
0.00
0.00
73,964.49
0.00
0.00
8,196,033.92
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
8,905,141.57
564,735.69
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
70,407.47
0.00
0.00
0.00
70,407.47
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
73,964.49
0.00
0.00
0.00
0.00
73,964.49
0.00
0.00
0.00
0.00
0.00
0.00
73,964.49
0.00
0.00
0.00
0.00
73,964.49
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
73,964.49
73,964.49
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
8,196,033.92
0.00
0.00
0.00
8,196,033.92
Aggregate Principal Distributabl
e
Amount
8,196,033.92
8,196,033.92
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,852.69
29,504.56
0.00
13,852.69
13,852.69
0.00
43,357.25
3,883,016.09
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sales and Servicin
g
Agreement to purchase the Trust Estate
(other than th
e
Accounts) immediately after giving effect to the monthly payment of principal and interest on September
15, 2023 (the “Redemption Date”) and has deposited
$35,312,488.18 into the Note Paymen
t
Account to redeem the balance of th
e
ABS Notes. Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the
Redemption Date.

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Pool Statistics
Pool Data
4.09%
14.72
56.96
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
84,488,959.41
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
76,021,773.30
9,562
10,059
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
6,391,556.67
1,992,685.74
0.00
82,943.70
Pool Factor
4.71%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.76%
0.70%
0.29%
0.24%
100.00%
75,080,518.10
534,548.12
220,711.82
185,995.26
76,021,773.30
9,484
47
21
10
9,562
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.535%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,054.34
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.392%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,509,446.80
(101,016.59)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
10
910
Losses
(1)
Amount
82,943.70
56,904.90
127,055.39
Number of Receivables
Number of Receivables
Amount
25,120,606.04
8,403,892.53
11,207,266.71
Current
Cumulative
0.341%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(1.510%)
0.168
%
1.658
%
1.253%